FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2017
Financial assets and liabilities recorded at fair value
Measurement of financial leveraging index

	12/31/2017	12/31/2016
Total loans and financing	45,121,791	45,620,428
(-) Cash and Cash Equivalents and Marketable Securities	8,048,472	6,424,881

Net Debt	37,073,319	39,195,547
(+) Total Net Equity	42,736,588	44,064,927

Total Capital	79,809,907	83,260,474

Financial Leverage Index	46%	47%

The accounting balances of financial assets and liabilities represent a reasonable approximation of fair value

FINANCIAL ASSETS (Current / Non-Current)	Measurement	12/31/2017	12/31/2016

Loans and Receivables		79,613,681	79,487,465

Cash and cash equivalents		792,252	495,855
Customers	Amortized Cost	5,124,744	6,481,303
Loans and financing	Amortized Cost	10,266,851	13,184,244
Rights to Reimbursement	Amortized Cost	8,076,826	9,164,986
Financial Asset - Generation and Transmission	Amortized Cost	16,282,980	13,590,194
Financial Asset - Transmission (RBSE)	Amortized Cost	38,238,015	36,570,883
Financial Asset - values receivable in portion A		832,013	—

Held Until Maturity		331,588	246.801

Securities	Amortized Cost	331,588	246.801

Measured at Fair Value through profit or loss		7,350,863	5,910,564

Securities	Fair value	6,924,632	5,681,791
Derivative Financial Instruments	Valor justo	426,231	228,773

Available for sale		3,950,774	6,283,905

Investments (Equity Holdings)	Fair value	1,418,659	1,357,923
Financial Asset - Distribution	Fair value	2,532,115	4,925,982

FINANCIAL LIABILITIES (Current / Non-Current)

Measured at Amortized Cost		67,431,966	69,885,305

Suppliers	Amortized Cost	18,239,097	19,442,121
Loans and financing	Amortized Cost	45,121,791	45,620,428
Debentures	Amortized Cost	268,022	201,375
Debentures (Banco Amazônia)	Amortized Cost	202,757	—
Reimbursement Obligations	Amortized Cost	2,455,176	3,384,398
Commercial Leasing	Amortized Cost	1,077,820	1,169,504
Concessions Payable - UBP	Amortized Cost	67,303	67,479
Financial Liabilities - Generation and Transmission	Amortized Cost

Measured at Fair Value through profit or loss		42,060	50,631

Derivative Financial Instruments	Fair value	39,885	44,017
Derivative Financial Instruments - Hedge	Fair value	2,175	6,614

The financial assets and liabilities recorded at fair value

	12/31/2017
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
FINANCIAL ASSETS (Current / Non-Current)

Loans and Receivables	—	71,536,855	8,076,826	79,613,681

Cash and cash equivalents	—	792,252	—	792,252
Customers	—	5,124,744	—	5,124,744
Loans and financing	—	10,266,851	—	10,266,851
Rights to Reimbursement	—	—	8,076,826	8,076,826
Financial Asset - Generation and Transmission	—	16,282,980	—	16,282,980
Financial Asset - Transmission (RBSE)	—	38,238,015	—	38,238,015
Financial Asset - Distribution of Parcel CVA	—	832,013	—	832,013

Securities	—	331,588	—	331,588

	—	331,588	—	331,588

Available for sale	1,418,659	—	—	3,950,774

Investiments (Equity Holdings)	1,418,659	—	—	1,418,659
Financial Asset - Concessions of distribution	—	2,532,115	—	2,532,115

Measured at Fair Value through profit or loss	—	7,350,863	—	7,350,863

Securities	—	6,924,632	—	6,924,632
Derivative Financial Instruments	—	426,231	—	426,231

FINANCIAL LIABILITIES (Current / Non-Current)

Suppliers	—	49,192,869	—	49,192,869

Loans and financing	—	45,121,791	—	45,121,791
Debentures	—	268,022	—	268,022
Debentures (Banco Amazônia)	—	202,757	—	202,757
Reimbursement Obligations	—	2,455,176	—	2,455,176
Commercial Leasing	—	1,077,820	—	1,077,820
Concessions Payable - UBP	—	67,303	—	67,303

Measured at Fair Value through profit or loss	—	42,060	—	42,060

Derivative Financial Instruments	—	39,885	—	39,885
Derivative Financial Instruments - Hedge	—	2,175	—	2,175

	12/31/2016
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
FINANCIAL ASSETS (Current / Non-Current)

Loans and Receivables	679,668	69,826,624	9,164,986	79,671,278

Cash and cash equivalents	679,668	—	—	679,668
Customers	—	6,481,303	—	6,481,303
Loans and financing	—	13,184,244	—	13,184,244
Rights to Reimbursement	—	—	9,164,986	9,164,986
Financial Asset - Generation and Transmission	—	13,590,194	—	13,590,194
Financial Asset - Transmission (RBSE)	—	36,570,883	—	36,570,883

Securities	—	246,801	—	246,801

	—	246,801	—	246,801

Available for sale	1,357,923	4,925,982	—	6,283,905

Investments (Equity Holdings)	1,357,923	—	—	1,357,923
Financial Asset - Concessions of distribution	—	4,925,982	—	4,925,982

Measured at Fair Value through profit or loss	—	5,727,185	—	5,727,185

Securities	—	5,498,412	—	5,498,412
Derivative Financial Instruments	—	228,773	—	228,773

FINANCIAL LIABILITIES (Current / Non-Current)

Suppliers	—	69,386,098	—	69,386,098

Loans and financing	—	19,442,121	—	19,442,121
Debentures	—	45,620,428	—	45,620,428
Debentures (Banco Amazônia)	—	201,375	—	201,375
Reimbursement Obligations	—	201,375	—	201,375
Commercial Leasing	—	2,683,816	—	2,683,816
Concessions Payable - UBP	—	1,169,504	—	1,169,504
Financial Liabilities - Generation and Transmission	—	67,479	—	67,479

Measured at Fair Value through profit or loss	—	50,631	—	50,631

Derivative Financial Instruments	—	44,017	—	44,017
	—	6,614	—	6,614

The value of principal and remaining term for outstanding interest rate swap contracts

		Amounts
		contracted	Charges		Fair Values
Type	Transaction	(notional)	used	Due date	12/31/2017	12/31/2016
Libor X Pre-tax	03/2011	50,000	3.2780%	08/10/2020	(1,238)	(2,642)
Libor X Pre-tax	04/2011	100,000	3.3240%	08/10/2020	(2,567)	(5,437)
Libor X Pre-tax	09/2012	25,000	1.6795%	11/27/2020	300	157
Libor X Pre-tax	10/2012	25,000	1.6295%	11/27/2020	332	211
Libor X Pre-tax	11/2012	75,000	1.6285%	11/27/2020	998	636
Libor X Pre-tax	12/2012	75,000	1.2195%	11/29/2017	—	82
Libor X Pre-tax	13/2012	75,000	1.2090%	11/29/2017	—	88
Libor X Pre-tax	14/2012	50,000	1.2245%	11/29/2017	—	53
Libor X Pre-tax	15/2012	50,000	1.1670%	11/29/2017	—	73
Libor X Pre-tax	16/2012	50,000	1.1910%	11/29/2017	—	65
Libor X Pre-tax	17/2012	50,000	1.2105%	11/29/2017	—	58
Libor X Pre-tax	18/2012	25,000	1.1380%	11/29/2017	—	42

	TOTAL	650,000			(2,175)	(6,614)

The ratio between the designated debts in hedge relations and the future disbursements of contracts indexed to libor
	2018	2019	2020	2021	2022	2023
Protected value / Future disbursements (%)	31.11%	51.22%	33.11%	0%	0%	0%

Contract details
Contract dates
Customer	Initial	Final	Volume in Average Megawatts (MW)
Albrás	07/01/2004	12/31/2024	750 MW until 12/31/2006 and 800 MW from 01/01/2007
BHP	07/01/2004	12/31/2017	315 MW

Schedule of maturity of long-term portion of loans and financing

	12/31/2017
	Payment flow
	Up to 1 Year	From 1 to 2 Years	From 2 to 5 Years	More than 5 Years	Total
FINANCIAL LIABILITIES (Current / Non-Current)

Measured at Amortized Cost	19,495,221	16,855,769	20,617,858	22,863,703	79,825,663

Suppliers	10,443,752	2,681,872	2,504,559	2,608,914	18,239,097
Loans and financing	7,325,949	12,521,043	17,811,981	19,856,515	57,515,487
Debentures	183,432	287,347	—	—	470.779
Reimbursement Obligations	1,392,542	1,062,634	—	—	2,455,176
Commercial Leasing	145,324	290,648	290,648	351,200	1,077,820
Concessions Payable - UBP	4,222	5,338	10,670	47,074	67,304
Measured at Fair Value through profit or loss	2,466	39,594	—	—	42,060

Derivative Financial Instruments	2,466	39,594	—	—	42,060

	12/31/2016
	Payment flow
	Up to 1 Year	From 1 to 2 Years	From 2 to 5 Years	More than 5 Years	Total
FINANCIAL LIABILITIES (Current / Non-Current)

Measured at Amortized Cost	20,420,991	19,541,472	25,956,948	13,625,853	79,545,263

Suppliers	9,659,301	3,518,140	3,487,328	2,777,352	19,442,121
Loans and financing	9,440,941	15,718,925	21,822,739	8,297,782	55,280,386
Debentures	12,442	10,300	41,200	137,433	201,375
Reimbursement Obligations	1,167,503	152,339	146,051	1,918,505	3,384,398
Commercial Leasing	136.662	139,524	418,571	474,748	1,169,504
Concessions Payable - UBP	4,142	2,244	41,060	20,033	67,479
Measured at Fair Value through profit or loss	6,946	43,685	—	—	50,631

Derivative Financial Instruments	6,946	43,685	—	—	50,631

Risk of exchange rate appreciation:
Financial assets and liabilities recorded at fair value
Impact of each scenario on company results, Sensitivity analysis

		Balance on 12/31/2017		Effect on income - revenue (expense)
		Currency		Scenario I -	Scenario II	Scenario III
		Foreign	Reais	Probable 2017 (1)	(25%)(1)	(50%)(1)
USD	Loans obtained	3,370,685	11,148,204	159,770	(2,587,338)	(5,334,446)

	Loans granted	2,616,372	8,654,957	(125,586)	2,006,757	4,139,100
	Financial asset - ITAIPU	615,633	2,036,514	(29,550)	472,191	973,931

	Impact on income - USD			4,634	(108,39)	(221,415)

EURO	Loans obtained	58,012	230,144	3,318	(53,388)	(110,095)

	Impact on income - EURO			3,318	(53,388)	(110,095)

IENE	Loans obtained	1,102,326	32,408	441	(7,551)	(15,543)

	Impact on income - IENE			441	(7,551)	(15,543)

IMPACT ON INCOME IN CASE OF EXCHANGE RATE APPRAISAL				8,393	(169,33)	(347,053)

(1) Assumptions adopted:

	Probable	25%	50%
USD	3.260	4.075	4.890
EURO	3.910	4.888	5.865
IENE	0.029	0.036	0.044

Assumptions adopted
	Probable	25%	50%
USD	3.260	4.075	4.890
EURO	3.910	4.888	5.865
IENE	0.029	0.036	0.044

Risk of exchange rate depreciation:
Financial assets and liabilities recorded at fair value
Impact of each scenario on company results, Sensitivity analysis

		Balance on 12/31/2017		Effect on income - revenue (expense)
		Currency		Scenario I -	Scenario II	Scenario III
		Foreign	Reais	Probable 2017 (1)	(25%)(1)	(50%)(1)
USD	Loans obtained	3,370,685	11,148,204	159,770	2,906,879	5,653,987

	Loans granted	2,616,372	8,654,957	(125,586)	(2,257,929)	(4,390,271)
	Financial asset - ITAIPU	615,633	2,036,514	(29,550)	(531,291)	(1,033,032)

	Impact on income - USD			4,634	117,659	230,684

EURO	Loans obtained	58,012	230,144	3,318	60,025	116,731

	Impact on income - EURO			3,318	60,025	116,731

IENE	Loans obtained	1,102,326	32,408	441	8,433	16,425

	Impact on income - IENE			441	8,433	16,425

IMPACT ON INCOME IN CASE OF EXCHANGE RATE APPRAISAL				8,393	186,116	363,84

(1) Assumptions adopted:

	Probable	(25%)	(50%)
USD	3.260	2.445	1.630
EURO	3.910	2.933	1.955
IENE	0.029	0.022	0.015

Assumptions adopted
	Probable	(25%)	(50%)
USD	3.260	2.445	1.630
EURO	3.910	2.933	1.955
IENE	0.029	0.022	0.015

Interest rate risk
Financial assets and liabilities recorded at fair value
Impact of each scenario on company results, Sensitivity analysis

	Balance on December 31	Scenario I (-25%) Indexes and prices	Scenario II (- 50%) Indexes and prices	Scenario I (+25%) Indexes and prices	Scenario II (+50%) Indexes and prices
2017	39,885	19,564	16,231	26,180	29,277

Interest rate appreciation risk
Financial assets and liabilities recorded at fair value
Impact of each scenario on company results, Sensitivity analysis

			Effect on income - revenue (expense)
		Balance in	Scenario I -	Scenario II	Scenario III
		12/31/2017	Probable 2017 (1)	(+25%) (1)	(+50%) (1)
CDI	Loans obtained	12,159,697	(811,052)	(1,013,815)	(1,216,578)

	Impact on income - CDI		(811,052)	(1,013,815)	(1,216,578)

	Loans obtained	6,809,224	(465,070)	(581,337)	(697,605)

TJLP	Debentures issued	202,757	(13,848)	(17,310)	(20,772)

IGPM	Impact on income - TJLP		(478,918)	(598,648)	(718,377)
	Commercial Leasing	1,077,820	(47,747)	(59,684)	(71,621)
	Loans granted	229,108	10,149	12,687	15,224

	Impact on income - IGPM		(37,598)	(46,997)	(56,397)

SELIC	Loans obtained	1,782,785	(118,912)	(148,640)	(178,368)

	Impact on income - SELIC		(118,912)	(148,640)	(178,368)

IPCA	Loans obtained	369,100	13,767	17,209	20,651
	Debentures issued	268,022	9,997	12,497	14,996

	Impact on income - IPCA		23,765	29,706	35,647

IMPACT ON INCOME - INDEX APPRECIATION			(1,422,715)	(1,778,394)	(2,134,073)

Assumptions adopted
	Probable	25%	50%
CDI	6.67%	8.34%	10.01%
IPCA	3.73%	4.66%	5.60%
TJLP	6.83%	8.54%	10.25%
IGPM	4.43%	5.54%	6.65%
SELIC	6.67%	8.34%	10.01%

Interest rate depreciation risk
Financial assets and liabilities recorded at fair value
Impact of each scenario on company results, Sensitivity analysis

	Balance on 12/31/2017	Effect on income - revenue (expense)
		Scenario I -	Scenario II	Scenario III
		Probable 2017 (1)	(-25%) (1)	(-50%) (1)

CDI Loans obtained	12,159,697	(811,052)	(608,289)	(405,526)

Impact on income - CDI		(811,052)	(608,289)	(405,526)

TJLP Loans obtained	6,809,224	(465,070)	(348,802)	(232,535)
Debentures issued	202,757	(13,848)	(10,386)	(6,924)

Impact on income - TJLP		(478,918)	(359,189)	(239,459)

Commercial Leasing	1,077,820	(47,747)	(35,811)	(23,874)
IGPM Loans granted	229,108	10,149	7,612	5,075

Impact on income - IGPM		(37,598)	(28,198)	(18,799)

SELIC Loans obtained	1,782,785	(118,912)	(89,184)	(59,456)

Impact on income - SELIC		(118,912)	(89,184)	(59,456)

Loans obtained	369,100	13,767	10,326	6,884
IPCA Debentures issued	268,022	18,306	13,729	9,153

Impact on income - IPCA		32,073	24,055	16,037

IMPACT ON INCOME - INDEX DEPRECIATION		(1,414,406)	(1,060,805)	(707,203)

Assumptions adopted
	Probable	(25%)	(50%)
CDI	6.67%	5.00%	3.34%
IPCA	3.73%	2.80%	1.87%
TJLP	6.83%	5.12%	3.42%
IGPM	4.43%	3.32%	2.22%
SELIC	6.67%	5.00%	3.34%

Price risk
Financial assets and liabilities recorded at fair value
Impact of each scenario on company results, Sensitivity analysis
Balance on 12/31/2017	Scenario I (+25%) Indexes and prices	Scenario II (+50%) Indexes and prices
228,773	928,181	1,095,362

LIBOR
Financial assets and liabilities recorded at fair value
Impact of each scenario on company results, Sensitivity analysis

		Balance of debt/Notional Value on 12/31/2017		Effect on income - revenue (expense)
				Scenario I -	Scenario II	Scenario III
		In USD	In reais	Probable 2017 (1)	(+25%) (1)	(+50%) (1)
LIBOR	Loans obtained	556,295	1,840,224	(3,391,285)	(4,239,107)	(5,086,928)
	Derivative	275,000	909,700	1,676,455	2,095,569	2,514,683

	Total			(1,714,830)	(2,143,538)	(2,572,245)

Assumptions adopted
	12/31/2017	Probable	25%	50%
USD	3,308	3.2600	4.0750	4.8900
LIBOR	n/a	1.8700	2.3375	2.8050